VESSELS UNDER CAPITAL LEASES, NET (Tables)	12 Months Ended
Dec. 31, 2016
Vessels Under Capital Leases [Abstract]
Book Value Of Vessels Under Capital Lease [Table Text Block]

(in thousands of $)
Balance at December 31, 2014	—
Acquired as a result of the Merger	14,029
Impairment loss	(4,525)
Depreciation	(1,150)
Balance at December 31, 2015	8,354
Disposals	(3,473)
Impairment loss	(985)
Depreciation	(940)
Balance at December 31, 2016	2,956

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The outstanding obligations under capital leases at December 31, 2016 are payable as follows:

(in thousands of $)
2017	5,944
2018	5,944
2019	5,944
2020	1,791
2021	—
Thereafter	—
Minimum lease payments	19,623
Less: imputed interest	(2,092)
Present value of obligations under capital leases	17,531